Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TrueShares Technology, AI & Deep Learning ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	1.98%	67.08%	(51.44%)	(0.90%)
The Opal Dividend Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.39%	(0.73%)	3.65%
TrueShares Eagle Global Renewable Energy Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(7.30%)	(4.65%)
RiverNorth Patriot ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.04%	12.18%	(11.89%)
RiverNorth Enhanced Pre-Merger SPAC ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.51%	5.71%